12a. Income Taxes	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Income Taxes

Significant components of the income tax benefit (expense) are summarized as follows:

	2015	2014
Current provision:
Federal	$0	$0
State	0	0
Foreign	(81,273)
Deferred provision:
Federal	1,579,747	0
State	744,223
Foreign	(2,780)	0
	$2,239,917	$0

A reconciliation of the statutory federal income tax rate to the Company’s effective income tax rate on income before income taxes for the years ended December 31, 2015 and 2014 follows:

	2015	2014
Federal statutory rate	34.0%	34.0%
State income taxes, net of federal income tax benefit	7.0	0.7
Book derivative income (expense)	13.4	(14.2)
Dividend income from Canadian subsidiary	(6.6)	--
Section 78 Gross up	(2.5)	--
Stock compensation expense	(5.2)	(1.1)
Acquisition costs	(2.4)	--
Taxes related to foreign operations	2.1	--
Officers’ life insurance	(0.7)	(0.1)
Goodwill impairment	--	(6.6)
Intangibles impairment	--	(0.3)
Change in valuation allowance	(16.9)	(10.6)
Other	(1.5)	(1.8)
	20.9%	0%

The Company provides for income taxes in accordance with FASB ASC Topic 740 Income Taxes. Deferred income taxes arise from the differences in the recognition of income and expenses for tax and financial reporting purposes.  Deferred tax assets and liabilities are comprise of the following at December 31, 2015 and 2014.

	2015	2014
Deferred income tax assets:
Operating loss carry forward	$9,608,605	$5,260,000
Acquired NOL – Ecological acquisition	64,654	164,910
Accrued compensation	-	92,000
Allowance for doubtful accounts	150,354	141,000
Transaction costs capitalized	48,238	-
Intangible assets	-	1,886,000
Dividend withheld tax credit	80,819	-
Property, Plant and Equipment	61,715	-
Charitable contribution carryforward	8,312	-
Foreign tax credit on repatriated earnings	436,518	-
Cumulative Eligible Capital Deduction - Canada	54,682	0
Total deferred tax assets	10,513,897	7,543,910
Less: valuation allowance	(9,199,787)	(7,543,910)
Deferred income tax assets	$1,314,110	$-

Deferred income tax liabilities:
Intangibles Assets – IPSA acquisition	$(1,116,610)	$-
Property and equipment	-	(85,000)
Repatriated earnings of foreign subsidiaries	(141,091)	-
Total deferred tax liabilities	(1,257,701)	(85,000)
Net deferred tax assets / (liabilities)	$56,409	$(85,000)

A valuation allowance is recorded when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.  The Company has provided a valuation allowance for all its net current and non-current U.S. deferred tax assets $9,256,196, which is primarily comprised of net operating loss carry forward deferred tax assets of $9,673,259.   The Company has recorded a deferred tax asset of $56,409 related to its Canadian operations.  See Note 3 for further information on the recognition of the deferred tax benefit.  Management made the assessment at the end of both 2015 and 2014 that a full valuation allowance for its U.S. deferred tax assets should be provided based on consideration of recent net operating losses, that it was no longer, at this time, more likely than not that the deferred tax assets would be recoverable.  Management will continue to monitor the status of the recoverability of deferred tax assets.  At December 31, 2015, the Company has income tax net operating loss carry forwards that begin to expire in 2031 to 2035.